Portfolio of Investments
Multi-Manager International Equity Strategies Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.7%
Issuer	Shares	Value ($)
Argentina 2.0%
MercadoLibre, Inc.(a)	25,610	39,780,781
Australia 1.9%
Accent Group Ltd.	264,985	420,311
Asaleo Care Ltd.	130,851	96,051
Aurizon Holdings Ltd.	109,800	342,046
BHP Group Ltd.	16,681	465,171
BHP Group Ltd., ADR	71,348	3,980,505
Bigtincan Holdings Ltd.(a)	129,408	116,143
BlueScope Steel Ltd.	229,044	2,865,903
Brambles Ltd., ADR	335	5,385
Charter Hall Social Infrastructure REIT	149,249	328,357
Cochlear Ltd.	42,302	6,855,043
Collins Foods Ltd.	31,900	218,264
Computershare Ltd.	72,195	756,453
Crown Resorts Ltd.	171,094	1,212,353
CSL Ltd.	44,716	9,792,165
Data#3 Ltd.	256,592	1,076,785
Fortescue Metals Group Ltd.	59,950	798,690
Fortescue Metals Group Ltd., ADR	4,906	131,407
Galaxy Resources Ltd.(a)	39,581	62,809
Genworth Mortgage Insurance Australia Ltd.	14,479	28,103
GWA Group Ltd.	242,813	514,204
James Hardie Industries PLC(a)	129,133	3,736,256
Link Administration Holdings Ltd.	35,140	126,603
McMillan Shakespeare Ltd.	26,359	229,923
Myer Holdings Ltd.(a)	379,407	100,807
Nick Scali Ltd.(a)	30,905	197,922
Nitro Software Ltd.(a)	75,559	154,611
Orocobre Ltd.(a)	152,801	461,488
Regis Resources Ltd.	148,907	404,059
Rio Tinto Ltd.	15,556	1,160,619
Sandfire Resources NL	134,161	431,800
Silver Lake Resources Ltd.(a)	7,505	9,778
South32 Ltd.	183,791	323,918
Tyro Payments Ltd.(a)	327,739	858,599
Common Stocks (continued)
Issuer	Shares	Value ($)
Westgold Resources Ltd.(a)	183,581	310,837
Total		38,573,368
Austria 0.2%
Andritz AG	36,197	1,527,165
AT&S Austria Technologie & Systemtechnik AG	28,253	675,376
FACC AG(a)	5,582	59,892
OMV AG	25,806	864,116
Raiffeisen Bank International AG(a)	8,923	170,254
voestalpine AG	10,515	336,826
Total		3,633,629
Belgium 0.4%
Kinepolis Group NV(a)	14,491	630,428
Proximus SADP	81,657	1,704,798
Telenet Group Holding NV	1,886	80,660
Umicore SA	119,953	5,380,773
Total		7,796,659
Brazil 0.6%
B3 SA - Brasil Bolsa Balcao	93,900	983,799
Banco Bradesco SA	51,900	211,188
BB Seguridade Participacoes SA	94,400	510,818
BK Brasil Operacao e Assessoria a Restaurantes SA	146,100	296,432
Cielo SA, ADR	21,831	14,581
Dommo Energia SA(a)	690,445	171,406
Itaú Unibanco Holding SA, ADR	529,903	2,834,981
Klabin SA	472,800	2,206,294
Petroleo Brasileiro SA, ADR	71,539	684,628
Ultrapar Participacoes SA	31,100	117,959
Vale SA	17,600	255,620
Vale SA ADR	117,701	1,713,727
WEG SA	160,000	2,218,390
Total		12,219,823
Cambodia 0.0%
NagaCorp Ltd.	186,000	237,611
Multi-Manager International Equity Strategies Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Canada 1.4%
AutoCanada, Inc.	45,833	1,050,273
Canaccord Genuity Group, Inc.	27,700	190,682
CCL Industries, Inc.	15,000	661,354
Cineplex, Inc.	16,200	129,730
Constellation Software, Inc.	6,462	8,002,391
Franco-Nevada Corp.	3,210	427,058
Gildan Activewear, Inc.	78,900	2,061,657
Gildan Activewear, Inc.	44,000	1,150,566
Kinross Gold Corp.	21,209	151,061
Magna International, Inc.	30,695	1,885,287
Nutrien Ltd.	78,238	3,854,786
Parex Resources, Inc.(a)	45,700	626,365
Polaris Infrastructure, Inc.	7,100	92,283
Ritchie Bros. Auctioneers, Inc.	100,496	7,216,618
Total		27,500,111
China 4.8%
Alibaba Group Holding Ltd.(a)	639,232	20,999,867
Baidu, Inc., ADR(a)	69,089	9,602,680
Beijing Capital International Airport Co., Ltd.	4,664,000	3,486,581
KE Holdings, Inc., ADR(a)	59,497	3,886,939
Meituan Dianping, Class B(a)	321,200	12,011,729
Ping An Healthcare and Technology Co., Ltd.(a)	602,300	7,370,112
Ping An Insurance Group Co. of China Ltd., Class H	952,500	11,202,874
Tencent Holdings Ltd.	268,400	19,565,755
Tencent Music Entertainment Group, ADR(a)	479,533	8,036,973
VSTECS Holdings Ltd.	498,000	418,634
Total		96,582,144
Cyprus 0.0%
Etalon Group PLC, GDR(b)	29,347	46,897
Denmark 1.7%
AP Moller - Maersk A/S, Class A	388	732,577
Chemometec A/S	14,315	1,032,384
Chr. Hansen Holding A/S(a)	56,383	5,475,410
Coloplast A/S, Class B	15,206	2,273,225
DFDS A/S(a)	4,511	195,181
DSV PANALPINA A/S	68,721	10,821,261
Genmab A/S(a)	2,495	959,505
Common Stocks (continued)
Issuer	Shares	Value ($)
Genmab A/S, ADR(a)	21,582	833,281
ISS A/S(a)	22,450	409,351
NKT A/S(a)	12,098	446,253
Novo Nordisk A/S, ADR	14,800	993,524
Novozymes AS, Class B	150,048	8,569,905
Pandora A/S	4,475	448,685
Total		33,190,542
Finland 0.8%
KONE OYJ, Class B	156,208	13,095,997
Nokia OYJ, ADR(a)	518,402	2,089,160
Total		15,185,157
France 8.8%
Airbus Group SE(a)	129,510	13,539,957
AXA SA	695,444	16,259,118
BNP Paribas SA(a)	344,328	17,526,717
Carrefour SA	509,968	8,348,086
Casino Guichard Perrachon SA(a)	38,281	1,098,215
CGG SA(a)	150,681	164,305
Christian Dior SE	2,765	1,411,643
Cie de Saint-Gobain(a)	45,728	2,166,219
CNP Assurances(a)	3,548	56,296
Coface SA(a)	43,569	439,303
Danone SA	271,409	17,501,915
Dassault Aviation SA(a)	455	465,054
Dassault Systemes	38,759	7,158,336
DBV Technologies SA(a)	12,871	62,720
DBV Technologies SA, ADR(a)	95,241	233,340
Edenred	190,525	10,887,579
Elior Group SA	54,114	308,867
Etablissements Maurel et Prom SA(a)	103,549	191,243
Eutelsat	41,363	455,260
GL Events(a)	18,904	226,081
Groupe Guillin	5,040	139,177
JCDecaux SA(a)	14,146	317,403
Klepierre	8,467	187,036
Legrand SA	52,792	4,470,455
Natixis SA(a)	34,223	105,208
Orange SA	407,740	5,161,202
Orange SA, ADR	42,936	538,847

2	Multi-Manager International Equity Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pernod Ricard SA	6,727	1,285,428
Peugeot SA(a)	213,165	5,001,131
Publicis Groupe SA	34,383	1,549,373
Renault SA(a)	30,474	1,209,874
Renault SA, ADR(a)	13,600	106,896
Rexel SA(a)	15,586	210,774
Sanofi	182,187	18,364,245
Sanofi, ADR	80,262	4,029,152
Sartorius Stedim Biotech	3,386	1,223,815
Tarkett SA(a)	24,508	424,010
Total SE	295,980	12,562,988
Valeo SA	188,735	7,281,364
Veolia Environnement SA	95,059	2,180,569
Veolia Environnement SA, ADR	7,200	164,448
VINCI SA	98,246	9,981,531
Virbac SA(a)	199	51,511
Worldline SA(a)	5,031	465,813
Total		175,512,504
Germany 8.9%
BASF SE	324,715	23,739,462
Bayer AG, Registered Shares	182,113	10,492,215
Beiersdorf AG	45,111	5,051,240
Continental AG	31,033	4,200,345
Covestro AG	6,686	372,029
Delivery Hero SE(a)	12,079	1,468,653
Deutsche Boerse AG	100,166	16,684,868
Deutsche Post AG	107,068	5,164,777
Elringklinger(a)	9,400	150,924
Fraport AG Frankfurt Airport Services Worldwide(a)	1,328	75,309
GEA Group AG	67,121	2,294,549
Hornbach Holding AG & Co. KGaA	6,115	650,650
Infineon Technologies AG	416,806	14,705,324
JOST Werke AG(a)	2,625	122,807
Leoni AG(a)	29,535	219,840
Rational AG	11,113	9,875,830
RWE AG	172,713	7,143,819
SAP SE	222,799	26,895,487
SAP SE, ADR	35,402	4,289,306
Scout24 AG	230,144	17,537,078
Common Stocks (continued)
Issuer	Shares	Value ($)
Siemens AG, Registered Shares	132,375	17,668,703
Siemens Energy AG(a)	169,218	5,026,109
Siemens Healthineers AG, ADR	5,668	129,996
SMA Solar Technology AG(a)	24,546	1,413,039
Talanx AG	14,987	549,223
Traton SE	56,419	1,473,391
Volkswagen AG, ADR	60,727	1,128,308
Wacker Neuson SE(a)	40,796	786,679
Total		179,309,960
Hong Kong 1.9%
AIA Group Ltd.	1,468,200	16,112,597
Hang Lung Group Ltd.	106,000	267,152
Hong Kong Exchanges and Clearing Ltd.	185,180	9,197,324
Hong Kong Television Network Ltd.(a)	647,000	1,016,535
International Housewares Retail Co., Ltd.	231,000	68,664
Jardine Strategic Holdings Ltd.	7,900	188,731
Melco International Development Ltd.	34,000	64,225
Melco Resorts & Entertainment Ltd., ADR	118,149	2,142,041
Sands China Ltd.	1,558,400	6,369,384
Spring Real Estate Investment Trust	971,000	364,907
Swire Pacific Ltd., Class A	9,500	54,437
Techtronic Industries Co., Ltd.	106,000	1,353,191
Total		37,199,188
India 0.0%
Care Ratings Ltd.	4,283	28,864
Ireland 2.6%
CRH PLC	207,568	8,048,231
ICON PLC(a)	16,700	3,254,496
James Hardie Industries PLC, ADR(a)	2,111	62,190
Kingspan Group PLC(a)	144,051	12,569,461
Ryanair Holdings PLC, ADR(a)	268,316	27,843,151
Total		51,777,529
Isle of Man 0.0%
GVC Holdings PLC(a)	46,470	638,534
Israel 0.1%
Maytronics Ltd.	21,491	313,659
NiCE Ltd.(a)	224	54,481
Nova Measuring Instruments Ltd.(a)	1,751	113,893

Multi-Manager International Equity Strategies Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sapiens International Corp. NV	8,681	259,128
Wix.com Ltd.(a)	3,482	889,407
Total		1,630,568
Italy 3.4%
Banca Popolare di Sondrio SCPA(a)	34,681	93,780
Banca Sistema SpA(a)	433,244	898,190
Buzzi Unicem SpA	3,448	56,441
Credito Emiliano SpA(a)	141,220	785,712
Credito Valtellinese SpA(a)	53,984	723,642
Datalogic SpA	11,302	180,348
DiaSorin SpA	886	186,947
Enel SpA	2,090,786	20,976,502
Enel SpA, ADR	2,497	24,883
ENI SpA	360,186	3,586,658
ENI SpA, ADR	55,175	1,082,533
Fiat Chrysler Automobiles NV(a)	48,906	764,878
FinecoBank Banca Fineco SpA(a)	219,003	3,457,561
Intesa Sanpaolo SpA(a)	749,197	1,735,490
Leonardo-Finmeccanica SpA	278,343	2,020,551
PRADA SpA(a)	47,300	234,370
Terna Rete Elettrica Nazionale SpA	445,169	3,343,813
Tinexta SpA(a)	18,860	421,483
UniCredit SpA(a)	2,608,350	27,074,487
Unieuro SpA(a)	8,704	131,157
Total		67,779,426
Japan 16.8%
Adways, Inc.	48,300	244,423
Aeon Credit Service Co., Ltd.	2,200	23,959
AGC, Inc.	43,000	1,429,459
Ahresty Corp.(a)	3,800	11,638
Aisin Seiki Co., Ltd.	36,700	1,086,645
Akebono Brake Industry Co., Ltd.(a)	7,500	9,871
Alpha Corp.	1,900	17,658
Amada Holdings Co., Ltd.	11,900	114,069
Amuse, Inc.	1,400	34,481
Axial Retailing, Inc.	1,200	54,554
Brother Industries Ltd.	26,900	513,821
Canon, Inc.	192,000	3,401,172
Central Glass Co., Ltd.	12,500	265,252
Common Stocks (continued)
Issuer	Shares	Value ($)
Central Japan Railway Co.	6,600	840,805
Ceres, Inc.	5,500	147,759
Chubu Electric Power Co., Inc.	154,100	1,852,496
Chugai Pharmaceutical Co., Ltd.	37,200	1,799,263
Chugai Pharmaceutical Co., Ltd., ADR	49,381	1,186,379
Coca-Cola Bottlers Japan Holdings, Inc.	66,600	1,017,964
Cosmos Pharmaceutical Corp.	13,600	2,348,700
Daicel Corp.	238,300	1,667,543
Dai-ichi Life Holdings, Inc.	34,700	546,686
Daiichi Sankyo Co., Ltd.	67,800	2,400,483
Daikin Industries Ltd.	30,300	6,862,640
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	2,900	66,254
Daishi Hokuetsu Financial Group, Inc.	4,400	99,150
Denso Corp.	159,300	7,510,418
Descente Ltd.(a)	20,400	335,906
East Japan Railway Co.	32,300	1,997,692
Eisai Co., Ltd.	13,000	979,729
Electric Power Development Co., Ltd.	45,700	613,367
EM Systems Co., Ltd.	58,600	462,738
ENEOS Holdings, Inc.	164,400	561,558
FANUC Corp.	102,200	25,068,667
FANUC Corp., ADR	2,100	51,208
Fields Corp.	4,300	15,247
Fuji Media Holdings, Inc.	66,600	691,063
FUJIFILM Holdings Corp.	15,000	806,956
Fujitsu Ltd.	15,000	2,075,072
Gakken Holdings Co., Ltd.	70,600	1,106,154
Gurunavi, Inc.	29,700	147,036
Hakuhodo DY Holdings, Inc.	26,500	380,561
Hino Motors Ltd.	77,500	669,123
Hirakawa Hewtech Corp.	19,500	197,479
Hitachi Ltd.	50,000	1,897,689
Honda Motor Co., Ltd. ADR	41,394	1,147,442
Honeys Holdings Co., Ltd.	17,800	162,366
Horiba Ltd.	900	48,149
Hoya Corp.	24,400	3,244,921
Hoya Corp., ADR	12,621	1,674,807
Iida Group Holdings Co., Ltd.	63,700	1,276,532

4	Multi-Manager International Equity Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Inpex Corp.	207,900	1,151,530
Intage Holdings, Inc.	3,800	37,684
Istyle, Inc.(a)	129,800	561,458
Isuzu Motors Ltd.	312,000	3,032,741
IwaiCosmo Holdings, Inc.	20,000	254,988
Japan Exchange Group, Inc.	503,800	12,463,800
Japan Petroleum Exploration Co., Ltd.	4,700	78,732
Japan Post Holdings Co., Ltd.	46,700	345,631
JFE Holdings, Inc.(a)	20,300	185,226
JTEKT Corp.	35,400	274,389
JVCKenwood Corp.	108,100	145,885
Kansai Electric Power Co., Inc. (The)	226,000	2,062,612
Kansai Paint	123,200	3,717,832
Kao Corp.	44,400	3,328,003
Kawasaki Heavy Industries Ltd.(a)	52,700	760,865
KDDI Corp.	141,400	4,023,732
KDDI Corp., ADR	11,000	155,210
Keyence Corp.	7,700	3,925,948
Kirin Holdings Co., Ltd.	25,300	549,330
Kobayashi Pharmaceutical Co., Ltd.	8,900	1,068,816
Konami Holdings Corp.	7,900	411,717
Kourakuen Holdings Corp.(a)	7,500	127,327
Kuraray Co., Ltd.	53,700	532,164
Kyushu Electric Power Co., Inc.	198,800	1,675,048
M3, Inc.	13,800	1,269,900
Marubeni Corp.	321,400	1,867,267
Mazda Motor Corp.	182,800	1,080,075
McDonald’s Holdings Co. Japan Ltd.	5,900	286,180
Mebuki Financial Group, Inc.	249,500	510,978
Medical System Network Co., Ltd.	15,700	94,025
Medipal Holdings Corp.	9,500	178,164
MedPeer, Inc.(a)	5,200	328,573
Megachips Corp.	13,900	378,267
Meiko Electronics Co., Ltd.	3,200	61,204
Mercari, Inc.(a)	3,600	164,402
Mimaki Engineering Co., Ltd.(a)	23,900	116,697
Mitsubishi Chemical Holdings Corp.	55,600	306,098
Mitsubishi Gas Chemical Co., Inc.	38,500	814,891
Mitsubishi Heavy Industries Ltd.	82,000	1,841,313
Common Stocks (continued)
Issuer	Shares	Value ($)
Mitsubishi Materials Corp.	113,800	2,151,556
Mitsubishi Motors Corp.(a)	158,700	285,531
Mitsubishi UFJ Lease & Finance Co., Ltd.	175,200	803,823
Mitsui Chemicals, Inc.	97,400	2,722,967
MS&AD Insurance Group Holdings, Inc.	61,700	1,794,936
Murata Manufacturing Co., Ltd.	205,100	17,882,919
Nagano Keiki Co., Ltd.	15,400	115,370
NEC Corp.	20,900	1,126,028
NGK Spark Plug Co., Ltd.	100,000	1,808,571
Nidec Corp.	162,700	20,634,862
Nihon Chouzai Co., Ltd.	3,200	46,411
Nikon Corp.	117,300	727,248
Nintendo Co., Ltd.	17,200	9,758,976
Nintendo Co., Ltd., ADR	25,353	1,799,556
Nippon Hume Corp.	8,400	62,697
Nippon Sanso Holdings Corp.	60,900	1,011,896
Nippon Steel Corp.(a)	36,700	446,730
Nippon Telegraph & Telephone Corp.	187,500	4,434,426
Nippon Yusen KK	82,000	1,781,164
Nissan Motor Co., Ltd.(a)	470,700	2,227,820
Nitori Co., Ltd.	5,100	1,084,346
Nitto Denko Corp.	5,400	445,253
Nomura Holdings, Inc.	149,700	751,024
Nomura Holdings, Inc., ADR	76,500	383,265
Nomura Research Institute Ltd.	44,500	1,504,744
NS United Kaiun Kaisha Ltd.	1,100	13,954
NSK Ltd.	136,000	1,098,342
Okabe Co., Ltd.	2,500	19,261
Okuwa Co., Ltd.	9,500	121,775
Olympus Corp.	31,200	673,467
Olympus Corp., ADR	2,750	59,386
Omron Corp.	3,100	278,385
Omron Corp., ADR	1,193	107,513
Otsuka Holdings Co., Ltd.	23,400	948,870
Panasonic Corp., ADR	726	7,750
Persol Holdings Co., Ltd.	28,000	510,791
Pigeon Corp.	6,900	307,921
Press Kogyo Co., Ltd.	13,800	40,033
Rakuten, Inc.	423,600	4,734,270

Multi-Manager International Equity Strategies Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Renesas Electronics Corp.(a)	305,500	2,707,223
Rheon Automatic Machinery Co., Ltd.	16,000	169,115
Ricoh Co., Ltd.	23,000	153,172
Riso Kagaku Corp.	11,900	146,833
Ryobi Ltd.	9,000	104,519
Ryoden Corp.	700	10,114
Sansan, Inc.(a)	3,200	192,512
Sanyo Chemical Industries Ltd.	6,200	266,052
Seibu Holdings, Inc.	66,300	655,983
Seiko Epson Corp.	176,800	2,634,519
Seven & I Holdings Co., Ltd.	52,700	1,662,057
Sharp Corp.	7,600	101,614
Shimano, Inc.	58,100	13,744,279
Shin-Etsu Chemical Co., Ltd.	1,100	180,209
Shinsei Bank Ltd.	157,500	1,861,413
Shiseido Co., Ltd.	105,800	7,465,740
SMC Corp.	22,400	14,247,597
SMK Corp.	2,400	69,915
Solasto Corp.	3,300	47,941
Sompo Holdings, Inc.	126,100	4,814,237
Sony Corp.	112,000	10,436,773
SRA Holdings	7,600	179,940
StemRIM, Inc.(a)	7,700	60,115
Subaru Corp.	43,900	871,077
Sumitomo Chemical Co., Ltd.	177,400	626,732
Sumitomo Heavy Industries Ltd.	4,100	88,639
Sumitomo Metal Mining Co., Ltd.	51,300	1,904,666
Sumitomo Mitsui Financial Group, Inc.	296,600	8,528,011
Sumitomo Mitsui Financial Group, Inc., ADR	166,831	962,615
Sumitomo Rubber Industries Ltd.	157,900	1,393,682
Sysmex Corp.	14,000	1,465,697
T RAD Co., Ltd.	2,900	35,464
Takeda Pharmaceutical Co., Ltd.	569,600	20,375,647
TDK Corp.	10,700	1,502,764
Teijin Ltd.	149,900	2,556,118
Terumo Corp.	100	3,968
Toa Corp.	15,100	125,706
Toho Co., Ltd.	10,200	430,559
Tohoku Electric Power Co., Inc.	93,500	782,644
Common Stocks (continued)
Issuer	Shares	Value ($)
Tokio Marine Holdings, Inc., ADR	3,581	178,477
Tokyo Electric Power Co. Holdings, Inc.(a)	225,000	585,625
Tokyo Electron Ltd.	11,300	3,840,349
Tomoku Co., Ltd.	3,000	49,596
Tosoh Corp.	7,500	117,461
Toyo Seikan Group Holdings Ltd.	23,900	228,701
Toyota Tsusho Corp.	202,000	6,961,737
Unicharm Corp.	42,500	2,064,381
Vital KSK Holdings, Inc.	6,500	53,590
Yamada Holdings Co., Ltd.	136,500	647,480
Yamaha Motor Co., Ltd.	105,000	2,012,937
Yamato Holdings Co., Ltd.	10,900	274,805
Yokohama Rubber Co., Ltd. (The)	14,400	209,169
Yorozu Corp.	8,300	89,789
Total		336,927,501
Jersey 0.1%
Man Group PLC	278,962	436,529
Polymetal International PLC	32,537	677,825
Total		1,114,354
Luxembourg 0.0%
ArcelorMittal, Registered Shares(a)	29,267	531,489
Macau 0.0%
Wynn Macau Ltd.(a)	208,000	354,458
Marshall Islands 0.0%
DHT Holdings, Inc.	126,500	646,415
Mexico 0.2%
Grupo Financiero Banorte SAB de CV, Class O(a)	882,931	4,396,252
Netherlands 7.0%
ABN AMRO Bank NV(a)	110,274	1,128,909
Adyen NV(a)	4,173	7,971,071
Aegon NV	503,382	1,862,159
Aegon NV, Registered Shares	12,693	46,203
AerCap Holdings NV(a)	8,259	303,601
Akzo Nobel NV	140,474	14,874,871
ArcelorMittal SA(a)	382,405	6,953,469
ASML Holding NV	48,923	21,256,268
BE Semiconductor Industries NV	7,868	409,580
CNH Industrial NV(a)	373,706	4,071,450

6	Multi-Manager International Equity Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Heineken Holding NV	83,191	7,685,707
Heineken NV, ADR	1,800	94,887
IMCD NV	73,183	9,119,346
ING Groep NV(a)	2,260,523	21,987,464
Just Eat Takeaway.com NV(a)	72,687	7,654,748
Koninklijke KPN NV, ADR	36,718	110,521
Koninklijke Philips NV(a)	14,453	744,619
Koninklijke Philips NV(a)	63,597	3,277,371
NN Group NV	101,932	4,119,575
NN Group NV, ADR	18,600	375,441
Ordina NV(a)	73,391	254,140
Prosus NV(a)	66,146	7,170,140
Royal Dutch Shell PLC, Class A	616,500	10,408,900
Signify NV(a)	2,779	117,140
STMicroelectronics NV	130,530	5,186,811
Teladoc Health, Inc.	8,190	1,443,993
Wolters Kluwer NV	15,120	1,265,824
Wolters Kluwer NV, ADR	1,900	158,707
Total		140,052,915
Norway 0.4%
Atea ASA(a)	5,220	68,714
BW Offshore Ltd.	137,610	532,746
Norsk Hydro ASA	159,553	646,071
Norwegian Air Shuttle ASA(a)	587,982	23,938
Scatec Solar ASA	44,334	1,384,258
Yara International ASA	115,709	4,690,114
Total		7,345,841
Panama 0.3%
Copa Holdings SA, Class A	69,447	5,534,926
Peru 0.2%
Credicorp Ltd.	29,834	4,591,751
Russian Federation 0.8%
Gazprom PJSC, ADR	38,605	178,108
Lukoil PJSC	14,507	960,410
Magnit PJSC GDR(b)	278,170	4,179,873
MMC Norilsk Nickel PJSC, ADR	1,257	35,265
MMC Norilsk Nickel PJSC, ADR	165,580	4,592,138
Mobile TeleSystems PJSC	45,360	191,799
Common Stocks (continued)
Issuer	Shares	Value ($)
Novolipetsk Steel PJSC	255,850	645,040
PhosAgro PJSC(a)	4,260	167,168
Polyus PJSC	2,310	440,955
Rosneft Oil Co. PJSC	264,780	1,548,921
Rosseti PJSC(a)	23,801,000	525,806
Yandex NV, Class A(a)	28,800	1,986,048
Total		15,451,531
Singapore 0.3%
Hongkong Land Holdings Ltd.	49,400	200,537
Jardine Cycle & Carriage Ltd.	4,200	60,408
NetLink NBN Trust(b)	92,200	66,303
United Overseas Bank Ltd.	299,600	4,983,087
Venture Corp., Ltd.	8,700	121,429
Total		5,431,764
South Africa 0.3%
Discovery Ltd.	790,701	6,263,319
South Korea 3.6%
Chosun Refractories Co., Ltd.	1,352	99,730
CJ Logistics Corp.(a)	1,786	267,926
Hana Financial Group, Inc.	44,584	1,355,075
I-SENS, Inc.	5,268	128,692
KB Financial Group, Inc.	11,803	487,938
NAVER Corp.	35,509	8,939,689
POSCO	2,449	519,177
Samsung Electronics Co., Ltd.	488,908	29,471,743
Samsung Electronics Co., Ltd. GDR	11,739	17,783,296
SK Hynix, Inc.	145,312	12,804,659
Tovis Co., Ltd.(a)	48,927	328,581
Total		72,186,506
Spain 4.1%
Aena SME SA(a)	47,286	7,703,273
Amadeus IT Group SA, Class A	305,270	20,991,730
Audax Renovables SA(a)	43,125	89,174
Banco Bilbao Vizcaya Argentaria SA	3,272,545	15,153,762
Banco Santander SA(a)	738,683	2,142,270
Bankinter SA	293,754	1,456,735
CaixaBank SA	4,973,169	12,722,155
Endesa SA	20,257	582,239

Multi-Manager International Equity Strategies Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Grifols SA	137,867	3,911,404
Grifols SA ADR	147,605	2,735,121
Iberdrola SA	191,787	2,632,798
Iberdrola SA, ADR	3,628	198,306
Industria de Diseno Textil SA	224,986	7,468,272
Mapfre SA	329,509	632,273
Naturgy Energy Group SA	1,948	44,957
Repsol SA	220,931	2,117,570
Repsol SA, ADR	6,500	61,880
Tecnicas Reunidas SA(a)	13,661	167,635
Telefonica SA, ADR	284,700	1,252,680
Total		82,064,234
Sweden 2.3%
AcadeMedia AB	95,459	938,620
ASSA ABLOY AB, Class B	83,623	2,001,002
Atlas Copco AB, Class B	288,232	12,765,230
Coor Service Management Holding AB(a)	15,232	128,499
Creades AB, Class A	9,208	1,001,271
Dustin Group AB	158,062	1,103,272
Electrolux Professional AB(a)	906	4,796
Epiroc AB, Class B	584,158	9,289,454
Evolution Gaming Group AB	58,544	4,981,342
Mekonomen AB(a)	28,548	302,593
NetEnt AB(a)	36,217	361,104
New Wave Group AB, Class B(a)	20,891	122,791
Nordic Waterproofing Holding AB(a)	21,395	340,498
Ratos AB, Class B	260,007	1,122,821
Tele2 AB, Class B	97,697	1,262,229
Telefonaktiebolaget LM Ericsson, ADR	246,853	3,021,481
Volvo AB, B Shares(a)	338,641	7,713,099
Total		46,460,102
Switzerland 7.4%
ABB Ltd.	667,202	17,645,982
Adecco Group AG, Registered Shares	39,189	2,369,057
Adecco Group AG, Registered Shares, ADR	3,100	92,969
ALSO Holding AG, Registered Shares(a)	2,426	634,917
Autoneum Holding AG(a)	1,269	220,025
Bachem Holding AG, Registered Shares	741	304,075
Bobst Group SA, Registered Shares	6,792	394,804
Common Stocks (continued)
Issuer	Shares	Value ($)
Cie Financiere Richemont SA, Class A, Registered Shares	282,852	23,625,777
Clariant AG, Registered Shares	19,663	394,651
Credit Suisse Group AG, ADR	37,800	471,366
GAM Holding AG(a)	45,483	98,304
Inficon Holding AG	313	267,322
Kudelski SA	47,143	189,091
Kuehne & Nagel International AG	37,927	8,585,272
LEM Holding SA, Registered Shares	76	141,135
Lonza Group AG, Registered Shares	145	91,230
Nestlé SA, ADR	6,800	754,630
Nestlé SA, Registered Shares	136,190	15,255,257
Novartis AG, Registered Shares	326,722	29,579,952
Rieter Holding AG, Registered Shares	1,281	135,389
Roche Holding AG, Genusschein Shares	57,666	18,940,229
Schindler Holding AG	6,303	1,727,108
Swatch Group AG (The), Registered Shares	3,882	186,580
Swiss Re AG	33,586	3,068,610
Temenos AG	77,783	9,811,004
Ypsomed Holding AG, Registered Shares	1,897	298,808
Zurich Insurance Group AG	34,667	14,059,113
Total		149,342,657
Taiwan 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,757,000	29,907,357
Turkey 0.1%
Aksigorta AS	145,575	138,246
BIM Birlesik Magazalar AS	76,593	686,175
Ford Otomotiv Sanayi AS	30,014	412,929
Sok Marketler Ticaret AS(a)	295,330	474,999
Tofas Turk Otomobil Fabrikasi AS	220,609	801,822
Total		2,514,171
United Kingdom 10.2%
3i Group PLC	250,628	3,543,145
Aggreko PLC	113,631	842,309
Anglo American PLC	10,004	291,315
Antofagasta PLC	48,929	807,965
Ashtead Group PLC	39,599	1,671,414
Associated British Foods PLC	43,846	1,222,841
AstraZeneca PLC, ADR	17,477	925,232

8	Multi-Manager International Equity Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
AVEVA Group PLC	5,906	265,736
Aviva PLC	166,652	705,571
Babcock International Group PLC	113,931	510,096
Barclays Bank PLC(a)	8,119,950	14,410,910
Berkeley Group Holdings PLC	1,816	111,001
BHP Group PLC	224,627	5,078,967
BHP Group PLC, ADR	87,632	3,983,751
BP PLC	2,101,529	6,823,310
BP PLC, ADR	350,338	6,852,611
Brewin Dolphin Holdings PLC	47,236	169,626
British American Tobacco PLC	401,078	14,118,859
Burberry Group PLC	253,899	5,818,029
Centrica PLC(a)	463,353	269,054
Compass Group PLC	446,199	7,851,172
DFS Furniture PLC	3,656	10,918
Diageo PLC, ADR	4,700	728,265
Evraz PLC	21,552	108,302
Experian PLC	310,605	11,004,703
Experian PLC, ADR	14,372	511,140
Forterra PLC(a)	166,974	514,209
Fresnillo PLC	73,561	1,034,914
GlaxoSmithKline PLC	125,659	2,280,688
Glencore PLC(a)	1,088,317	3,068,242
Go-Ahead Group PLC (The)(a)	7,829	84,765
GoCo Group PLC	301,247	489,961
Greggs PLC(a)	12,982	290,634
Hargreaves Lansdown PLC	394,374	7,469,324
Ibstock PLC(a)	138,545	356,840
IMI PLC	55,441	821,614
International Consolidated Airlines Group SA(a)	2,324,895	4,691,065
J. Sainsbury PLC	483,196	1,348,772
JD Sports Fashion PLC(a)	192,627	1,976,647
Johnson Matthey PLC	79,827	2,352,230
JPJ Group PLC	25,091	371,296
Jupiter Fund Management PLC	229,885	743,499
Kingfisher PLC(a)	150,836	547,780
Lookers PLC(a),(c),(d)	228,187	63,884
Luk Fook Holdings International Ltd.	83,000	209,704
M&G PLC	292,563	725,917
Common Stocks (continued)
Issuer	Shares	Value ($)
Melrose Industries PLC(a)	877,992	1,756,807
Micro Focus International PLC(a)	75,510	347,782
Network International Holdings PLC(a)	48,177	173,456
Oxford Immunotec Global PLC(a)	63,289	903,134
Oxford Instruments PLC(a)	2,284	56,277
Provident Financial PLC(a)	28,391	104,778
Prudential PLC	1,198,885	18,436,128
RELX PLC	122,092	2,825,347
Rio Tinto PLC	279,038	18,215,379
Rolls-Royce Holdings PLC(a)	19,441,779	26,952,455
Rotork PLC	131,002	515,213
Sage Group PLC (The)	349,228	2,800,603
Senior PLC(a)	242,289	232,888
Smith & Nephew PLC	66,988	1,293,870
Smith & Nephew PLC, ADR	14,900	586,315
St. James’s Place PLC	83,088	1,113,104
TI Fluid Systems PLC(a)	151,312	445,200
Unilever PLC	6,531	396,663
Unilever PLC, ADR	108,242	6,609,257
Vesuvius PLC	41,679	269,135
Vodafone Group PLC	902,777	1,473,007
WPP PLC	35,845	345,394
WPP PLC, ADR	19,758	954,904
Total		204,885,323
United States 0.6%
Spotify Technology SA(a)	38,724	11,283,012
Tenaris SA	200,833	1,559,048
Total		12,842,060
Virgin Islands 0.0%
Mail.Ru Group Ltd., GDR(a),(b)	4,120	118,682
Total Common Stocks (Cost $1,558,574,263)		1,917,586,903

Multi-Manager International Equity Strategies Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2020 (Unaudited)
Exchange-Traded Equity Funds 0.1%
	Shares	Value ($)
United States 0.1%
iShares MSCI EAFE ETF	30,300	2,125,545
iShares MSCI Eurozone ETF	17,600	755,744
Total		2,881,289
Total Exchange-Traded Equity Funds (Cost $2,831,470)		2,881,289

Preferred Stocks 2.2%
Issuer	Shares	Value ($)
Brazil 0.0%
Braskem SA(a)	12,400	52,772
Klabin SA	336,300	311,982
Petroleo Brasileiro SA	29,900	139,080
Total		503,834
Germany 2.1%
BMW AG	28,975	1,903,813
Porsche Automobil Holding SE	18,743	1,190,409
Sartorius AG	4,665	2,127,042
Schaeffler AG	6,869	51,292
Volkswagen AG	221,464	37,174,502
Total		42,447,058
Spain 0.1%
Grifols SA	39,654	740,106
Total Preferred Stocks (Cost $41,319,184)		43,690,998
Rights 0.0%
Issuer	Shares	Value ($)
Denmark 0.0%
NKT A/S(a)	12,098	77,549
Spain 0.0%
Banco Santander SA(a)	1,416,727	176,937
United Kingdom 0.0%
AVEVA Group PLC(a)	4,593	68,579
Total Rights (Cost $210,704)		323,065

Warrants 0.0%

United States 0.0%
Cie Financiere Richemont SA(a)	434,557	86,074
Total Warrants (Cost $89,907)		86,074

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(e),(f)	25,240,799	25,238,275
Total Money Market Funds (Cost $25,237,763)		25,238,275
Total Investments in Securities (Cost $1,628,263,291)		1,989,806,604
Other Assets & Liabilities, Net		13,369,858
Net Assets		$2,003,176,462

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2020, the total value of these securities amounted to $4,411,755, which represents 0.22% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2020, the total value of these securities amounted to $63,884, which represents less than 0.01% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	19,811,214	101,994,484	(96,566,337)	(1,086)	25,238,275	(895)	7,285	25,240,799
10	Multi-Manager International Equity Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2020 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager International Equity Strategies Fund | Quarterly Report 2020	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT302_08_L01_(01/21)